Subsequent Events (Details) - USD ($)	Oct. 13, 2021	Sep. 30, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001
Subsequent event
Subsequent Event [Line Items]
Number of shares issued	$ 3,323,616
Proceeds from sale of shares	5,500,000
Subsequent event | Securities purchase agreement | Registered Direct Offering
Subsequent Event [Line Items]
Number of shares issued	$ 3,323,616
Common stock, par value	$ 0.0001
Offering price per share	$ 1.715
Warrants to purchase shares of common stock	3,323,616
Percentage of common stock to be purchased	100.00%
Exercise price of warrants	$ 1.715
Warrants term	5 years
Proceeds from sale of shares	$ 5,500,000
Subsequent event | Katalyst Agreement
Subsequent Event [Line Items]
Warrants to purchase shares of common stock	130,000
Advisory fee and legal expenses	$ 200,000